SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

June 30, 2020 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 39.00%
Fannie Mae — 18.23%
$ 91,406	Pool #468942, 4.67%, 9/1/26	$104,443
90,791	Pool #AM4271, 4.41%, 9/1/28	105,572
144,492	Pool #AM4668, 3.76%, 11/1/23	154,407
135,536	Pool #AM4724, 3.95%, 11/1/25	150,660
50,000	Pool #AN0360, 3.95%, 12/1/45	57,344
250,000	Pool #AN0959, 2.92%, 5/1/31	282,558
92,961	Pool #AN1381, 2.56%, 8/1/26	100,303
50,000	Pool #AN6149, 3.14%, 7/1/32	57,468
95,847	Pool #AN7354, 3.03%, 11/1/27	106,620
95,987	Pool #AN7868, 3.06%, 12/1/27	107,129
96,000	Pool #AN8300, 3.03%, 2/1/30	107,746
97,767	Pool #AN8422, 3.71%, 4/1/33	114,436
99,463	Pool #AN8458, 2.97%, 2/1/25	107,260
244,293	Pool #AN9483, 3.43%, 6/1/28	277,740
71,400	Pool #BJ0657, 4.00%, 2/1/48	75,498
92,191	Pool #BJ2670, 4.00%, 4/1/48	97,481
94,109	Pool #BJ3178, 4.00%, 11/1/47	103,049
96,045	Pool #BJ3251, 4.00%, 1/1/48	102,913
84,759	Pool #BJ4987, 4.00%, 3/1/48	92,797
75,720	Pool #BJ5158, 4.00%, 4/1/48	80,066
95,924	Pool #BJ9439, 4.00%, 2/1/48	102,015
96,325	Pool #BJ9477, 4.00%, 4/1/48	103,583
146,087	Pool #BK7924, 4.00%, 11/1/48	154,471
98,089	Pool #BL1459, 3.84%, 2/1/29	112,588
248,731	Pool #BL1581, 3.89%, 2/1/29	286,493
300,000	Pool #BL7153, 1.81%, 6/1/35	306,117
352,920	Pool #BO1263, 3.50%, 6/1/49	373,962
350,000	Pool #BP8741, 2.50%, 6/1/50	365,130
74,120	Pool #CA1066, 4.00%, 1/1/48	79,010
69,197	Pool #CA1068, 3.50%, 1/1/48	73,026
124,757	Pool #CA2595, 4.50%, 11/1/48	134,043
115,169	Pool #CA2597, 4.00%, 11/1/48	121,779
120,206	Pool #CA2912, 4.00%, 12/1/48	128,602
158,757	Pool #CA3132, 4.00%, 2/1/49	169,845
293,603	Pool #CA3174, 4.00%, 2/1/49	310,989
458,181	Pool #CA3405, 3.50%, 4/1/49	481,531
569,990	Pool #CA3451, 3.50%, 5/1/49	599,038
378,135	Pool #CA3456, 3.50%, 5/1/49	402,125

		6,689,837

Freddie Mac — 16.90%
127,828	Pool #Q59453, 4.00%, 11/1/48	135,174
296,346	Pool #RA1713, 3.00%, 11/1/49	312,014
296,408	Pool #RA1714, 3.00%, 11/1/49	312,080
296,161	Pool #RA1715, 3.00%, 10/1/49	311,819
298,114	Pool #RA2256, 3.00%, 3/1/50	314,577

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$298,551	Pool #RA2340, 3.00%, 3/1/50	$315,038
287,231	Pool #RA2395, 2.50%, 4/1/50	299,651
498,342	Pool #RA2575, 2.50%, 5/1/50	519,890
149,728	Pool #RA2727, 2.00%, 5/1/50	153,333
149,795	Pool #RA2728, 2.50%, 5/1/50	156,272
499,374	Pool #RA2740, 2.50%, 6/1/50	520,967
96,089	Pool #V84044, 4.00%, 1/1/48	102,439
61,803	Pool #V84506, 4.00%, 7/1/48	65,428
82,070	Pool #V84836, 4.00%, 11/1/48	86,786
195,580	Pool #V85041, 4.50%, 1/1/49	210,182
230,334	Pool #V85181, 4.00%, 2/1/49	243,792
186,365	Pool #V85264, 3.50%, 3/1/49	195,712
160,164	Pool #V85351, 4.00%, 3/1/49	171,447
339,075	Pool #V85365, 3.50%, 4/1/49	356,080
271,508	Pool #V85381, 3.50%, 4/1/49	285,125
325,434	Pool #V85445, 3.50%, 4/1/49	341,755
241,390	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 0.72%, 12/25/28(a)	243,192
77,139	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	83,647
87,550	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	95,592
89,796	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	96,985
243,720	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	267,957

		6,196,934

Ginnie Mae — 1.70%
263,459	Pool #AC3667, 1.66%, 8/15/26	260,335
82,964	Pool #BB3740, 4.00%, 11/15/47	90,288
96,150	Pool #BE3008, 4.00%, 4/20/48	103,220
73,104	Series 2018-2, Class AD, 2.40%, 3/16/59	76,050
87,574	Series 2018-26, Class AD, 2.50%, 3/16/52	90,770

		620,663

U.S. International Development Finance Corp. — 2.17%
282,987	(US Treasury Bill Yield 3-Month + 0.000%), 0.13%, 9/20/38(a)	282,987
262,500	(US Treasury Bill Yield 3-Month +0.000%), 0.13%, 11/15/23(a)	262,500
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.13%, 3/15/30(a)	250,000

		795,487

Total U.S. Government Agency Backed Mortgages		14,302,921

(Cost $13,740,427)

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 33.14%
Communications — 1.42%
$250,000	Verizon Communications, Inc., 3.88%, 2/8/29	$294,737
175,000	Vodafone Group Plc, 5.25%, 5/30/48	226,979

		521,716

Consumer, Cyclical — 0.87%
300,000	Starbucks Corp., 2.45%, 6/15/26	320,423

Consumer, Non-cyclical — 22.06%
250,000	Abbott Laboratories, 1.15%, 1/30/28	250,860
300,000	AbbVie, Inc., 3.60%, 5/14/25	331,670
250,000	Advocate Health Corp., 0.00%, 9/14/20(c),(d)	249,894
100,000	Amgen, Inc., 3.15%, 2/21/40	107,247
275,000	Amgen, Inc., 3.20%, 11/2/27	308,623
350,000	Becton Dickinson and Co., 3.36%, 6/6/24	376,705
150,000	Becton Dickinson and Co., 4.69%, 12/15/44	184,498
200,000	Biogen, Inc., 2.25%, 5/1/30	202,191
350,000	BJC Health System, 0.24%, 8/14/20(c)	350,036
250,000	BJC Health System, 0.24%, 9/24/20(c)	250,030
200,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26(e)	224,279
100,000	Bristol-Myers Squibb Co., 3.25%, 8/15/22(e)	105,565
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49(e)	65,917
250,000	Carolinas HealthCare System, 0.00%, 8/5/20(d)	250,043
100,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	110,300
150,000	EMD Finance LLC, 2.95%, 3/19/22(e)	154,783
350,000	EMD Finance LLC, 3.25%, 3/19/25(e)	380,827
150,000	Gilead Sciences, Inc., 5.65%, 12/1/41	217,501
150,000	GlaxoSmithKline Capital Plc, 2.88%, 6/1/22	156,424
225,000	GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	242,592
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	167,394
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	347,306
112,000	Medtronic, Inc., 3.50%, 3/15/25	126,267
250,000	Medtronic, Inc., 4.38%, 3/15/35	326,783
150,000	Partners Healthcare System, Inc., 3.19%, 7/1/49	159,311
75,000	Pfizer, Inc., 2.63%, 4/1/30	82,537
500,000	Providence Health & Services Obligated Group, 0.37%, 10/1/42(b)	500,000
250,000	Providence St. Joseph Health Obligated Group, 2.75%, 10/1/26	267,561
100,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	105,971
400,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	444,296
200,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	199,917
300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	324,132
150,000	Trinity Health Corp., 0.00%, 7/2/20(d)	149,999

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$250,000	Trinity Health Corp., 0.00%, 9/14/20(d)	$249,917
100,000	Trinity Health Corp., 4.13%, 12/1/45	117,108

		8,088,484

Financial — 3.87%
250,000	BlueHub Loan Fund, Inc., 2.89%, 1/1/27	248,681
250,000	Century Housing Corp., 4.00%, 11/1/21	258,409
250,000	Community Preservation Corp. (The), 2.87%, 2/1/30	248,767
200,000	Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	207,837
200,000	Low Income Investment Fund, 3.39%, 7/1/26	208,773
245,000	Self-Help Federal Credit Union, 1.97%, 12/18/20(c)	246,845

		1,419,312

Industrial — 1.04%
350,000	Agilent Technologies, Inc., 2.75%, 9/15/29	380,181

Utilities — 3.88%
250,000	Avangrid, Inc., 3.15%, 12/1/24	270,664
100,000	Avangrid, Inc., 3.80%, 6/1/29	115,825
150,000	MidAmerican Energy Co., 3.10%, 5/1/27	168,068
300,000	MidAmerican Energy Co., 3.65%, 4/15/29	357,780
450,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	509,776

		1,422,113

Total Corporate Bonds		12,152,229

(Cost $11,450,993)

Municipal Bonds — 18.16%
Alabama — 0.44%
150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	160,379

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

California — 3.61%
$150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	$151,765
135,000	City & County of San Francisco Housing GO, Series A, 2.82%, 6/15/24	146,090
100,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	104,771
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	109,101
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	110,846
50,000	County of Alameda Housing GO, Series A, 2.56%, 8/1/20	50,074
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	155,601
150,000	Kern Community College District GO, 2.54%, 11/1/26	153,717
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	211,006
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	128,878

		1,321,849

Colorado — 0.93%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	54,778
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	286,973

		341,751

Connecticut — 0.43%
150,000	South Central Connecticut Regional Water Authority Revenue, Series S, 2.86%, 8/1/30, Callable 8/1/29 @ 100	157,376

Georgia — 0.43%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	78,046
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	79,271

		157,317

Hawaii — 1.12%
150,000	City & County Honolulu Wastewater System Revenue, Series A, 2.00%, 7/1/22	152,365
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	260,023

		412,388

Iowa — 0.30%
100,000	Northeast Iowa Community College GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	108,358

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Massachusetts — 0.70%
$250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	$256,387

Michigan — 0.28%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	102,823

Missouri — 0.28%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	104,374

Nebraska — 0.67%
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	246,588

Nevada — 0.70%
250,000	City of Henderson, Series A GO, Series A, 2.23%, 6/1/28	257,895

New Jersey — 0.71%
150,000	Mercer County Improvement Authority Revenue, Series A, 4.90%, 9/15/27, (Credit Support: County Guaranteed), Callable 9/15/21 @ 100	157,282
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	103,398

		260,680

New York — 0.55%
200,000	Westchester County Healthcare Corp Revenue, Series D, 0.15%, 11/1/34, Callable 6/30/20 @ 100(f)	200,000

Ohio — 0.41%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	149,496

Oregon — 2.18%
350,000	City of Portland, Series B GO, Series B, 1.51%, 6/15/28	356,619
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	95,670
345,000	State of Oregon, Series F GO, Series F, 1.32%, 6/1/27	347,487

		799,776

Pennsylvania — 0.89%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	212,334
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	112,396

		324,730

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Rhode Island — 0.86%
$150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	$157,098
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	159,273

		316,371

Texas — 1.15%
250,000	City of Houston TX Combined Utility System Revenue, Series C, 2.05%, 11/15/26	264,112
150,000	State of Texas GO, Series B, 3.13%, 8/1/22	157,980

		422,092

Vermont — 0.30%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	108,885

Virginia — 0.41%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	150,867

Washington — 0.81%
300,000	Grant County Public Utility District No 2 Revenue, 1.90%, 1/1/27	297,879

Total Municipal Bonds		6,658,261

(Cost $6,381,608)
U.S. Government Agency Obligations — 5.67%
Small Business Administration — 2.41%
69,471	(Prime Index - 2.500%), 0.75%, 2/25/28(a)	69,525
108,391	(Prime Index - 2.500%), 0.75%, 4/25/44(a)	108,631
87,948	(Prime Index - 0.675%), 2.58%, 9/25/43(a)	93,185
139,942	(Prime Index + 0.325%), 3.58%, 9/25/44(a)	154,795
77,395	(Prime Index + 0.606%), 3.86%, 3/25/43(a)	85,083
59,493	(Prime Index + 0.700%), 3.95%, 2/25/28(a)	62,839
72,942	(Prime Index + 0.972%), 4.22%, 11/25/28(a)	77,767
107,221	(Prime Index + 1.226%), 4.48%, 6/25/29(a)	115,230
95,664	9.08%, 9/25/29(c)	113,573

		880,628

U.S. International Development Finance Corp. — 3.26%
204,369	(US Treasury Bill Yield 3-Month + 0.000%), 0.13%, 10/10/25(a)	204,368
242,948	(US Treasury Bill Yield 3-Month + 0.000%), 0.13%, 7/7/40(a)	242,948
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.27%, 9/15/26(a),(c)	250,061

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$250,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 4/20/35(a)	$250,000
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.35%, 7/5/38(a)	250,000

		1,197,377

Total U.S. Government Agency Obligations		2,078,005

(Cost $2,087,818)

Foreign Government Bonds — 2.61%
Ivory Coast — 0.83%
300,000	African Development Bank, 0.75%, 4/3/23	303,689

Luxembourg — 1.78%
300,000	European Investment Bank, 2.13%, 4/13/26	327,359
300,000	European Investment Bank, 2.50%, 10/15/24	326,961

		654,320

Total Foreign Government Bonds		958,009

(Cost $887,422)
Asset Backed Securities — 0.83%
300,000	Tesla Auto Lease Trust, Series 2018-B, Class B, 4.12%, 10/20/21(e)	304,989

Total Asset Backed Securities		304,989

(Cost $304,649)

Shares
Investment Company — 0.86%
313,434	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	313,434

Total Investment Company		313,434

(Cost $313,434)

Total Investments		$36,767,848
(Cost $35,166,351) — 100.27%

Liabilities in excess of other assets — (0.27)%		(98,224)

NET ASSETS — 100.00%		$36,669,624

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2020 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2020.
(g)	Affiliated investment.

Financial futures contracts as of June 30, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	2	September 2020	$2,780	USD	$357,125	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	18	September 2020	41,027	USD	3,926,813	Barclays Capital Group
Two Year U.S. Treasury Note	20	September 2020	1,349	USD	4,416,563	Barclays Capital Group

Total			$45,156

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	10	September 2020	$(3,623)	USD	$1,257,422	Barclays Capital Group
Ten Year Ultra U.S. Treasury Bonds	10	September 2020	(9,482)	USD	1,574,844	Barclays Capital Group

Total			$(13,105)

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

USD - United States Dollar

9